                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:          811-02033

Exact name of registrant as specified
in charter:                                  The Reserve Fund

Address of principal executive offices:      1250 Broadway
                                             New York, NY 10001-3701

Name and address of agent for service:       Amy W. Bizar
                                             1250 Broadway
                                             New York, NY 10001-3701

Registrant's telephone number, including
area code:                                   212-401-5500

Date of fiscal year end:                     May 31

Date of reporting period:                    November 30, 2005

ITEM 1.   SEMI-ANNUAL REPORTS TO SHAREHOLDERS

[THE RESERVE LOGO]

A TRADITION OF FINANCIAL INNOVATION(SM)

SEMI-ANNUAL REPORT

THE RESERVE FUND

PRIMARY FUND

U.S. GOVERNMENT FUND

U.S. TREASURY FUND


NOVEMBER 30, 2005

                  (This page has been left blank intentionally)

                        THE RESERVE FUND -- PRIMARY FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                       VALUE
     AMOUNT                                                                        (NOTE 1)
-----------------                                                            --------------------
                    NEGOTIABLE BANK CERTFICATES OF DEPOSIT -- 58.3%
                    DOMESTIC -- 13.4%
$     300,000,000   Branch Banking And Trust, 4.03%, 12/08/05                $        300,000,000
      300,000,000   First Tennessee Bank, NA, 4.02%, 12/1/05                          300,000,000
      400,000,000   First Tennessee Bank, NA, 4.28%, 1/30/06                          400,000,000
      375,000,000   Bank of America NA, 4.05%, 12/09/05                               375,000,000
      200,000,000   HSBC Bank USA, 4.06%, 5/16/06                                     200,000,000
      200,000,000   Washington Mutual Bank FA, 4.08%, 5/31/06                         200,000,000
      500,000,000   Washington Mutual Bank , 4.03%, 12/05/05                          500,000,000
      500,000,000   Wells Fargo Bank, 4.02%, 12/01/05                                 500,000,000
                                                                             --------------------
                                                                                    2,775,000,000
                                                                             --------------------

                    YANKEES -- 44.9%
      200,000,000   American Express Centurion, 4.02%, 12/01/05                       200,000,000
      300,000,000   Banco Bilbao Vizcaya AR, 4.02%, 12/01/05                          300,000,000
      700,000,000   Bank of Tokyo Mitsubishi, 4.30%, 1/30/06                          700,000,000
      400,000,000   Barclays Bank, 4.03%, 12/08/05                                    400,000,000
      475,000,000   Barclays Bank, 4.275%, 1/30/06                                    475,000,000
      500,000,000   BNP Paribas, 4.465%, 5/08/06                                      500,000,000
      500,000,000   Calyon, 4.02%, 12/08/05                                           500,000,000
      200,000,000   Canadian Imperial Bank of Commerce, 4.18%, 12/15/06               200,000,000
      300,000,000   Credit Industriel et Com, 4.00%, 2/17/06                          300,000,000
      196,000,000   Credit Suisse First Boston, 3.995%, 2/23/06                       196,000,000
      500,000,000   Credit Suisse First Boston, 4.47%, 5/10/06                        500,000,000
      500,000,000   Deutsche Bank, 4.03%, 12/12/05                                    500,000,000
      200,000,000   Deutsche Bank, 4.06%, 5/09/06                                     200,000,000
      300,000,000   HBOS PLC, 4.29%, 4/21/06                                          300,000,000
      700,000,000   Mizuho Corp Bank, 4.31%, 1/27/06                                  700,000,000
      500,000,000   Natexis Banques Populaires, 3.99%, 2/21/06                        500,000,000
      700,000,000   Royal Bank of Scotland, 4.29%, 4/21/06                            700,000,000
      500,000,000   Societe Generale, 4.035%, 12/13/05                                500,000,000
      200,000,000   Societe Generale, 4.30%, 4/21/06                                  200,000,000
      100,000,000   Standard Chartered, 4.04%, 12/13/05                               100,000,000
      100,000,000   Standard Chartered, 4.05%, 5/09/06                                 99,991,295
      600,000,000   Unicredito Italiano SpA, 4.28%, 1/30/06                           600,000,000
      600,000,000   UBS AG, 4.02%, 12/01/05                                           600,000,000
                                                                             --------------------
                                                                                    9,270,991,295
                                                                             --------------------

                    Total Negotiable Bank Certificates of Deposit
                    (Cost $12,045,991,295)                                         12,045,991,295
                                                                             --------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                       VALUE
     AMOUNT                                                                        (NOTE 1)
-----------------                                                            --------------------
                    EURO TIME DEPOSITS -- 0.4%
$      75,000,000   Suntrust Bank, 4.00%, 12/01/05
                    Total Euro Time Deposits (Cost $75,000,000)              $         75,000,000
                                                                             --------------------

                    REPURCHASE AGREEMENTS -- 44.0%
    4,098,000,000   Bear Stearns & Co., Inc., 4.03%, dated 11/30/05,
                    due 12/1//05, repurchase proceeds at maturity
                    $4,098,458,748 (collateralized by FGRA 0%,
                    due 4/15/17 to 3/15/35 valued at $1,186,025,
                    FGRM 0% to 12% due 4/15/08 to 11/15/35 valued at
                    $2,438,913,837, FMRA 0% due 7/15/21 valued at
                    $2,487, FMRM 0% due 5/15/21 valued at $2,423,
                    FNMA 0% to 7.50% due 8/15/08 to 1/25/48 valued at
                    $122,250,652, FNR2 0% due 4/25/07 to 10/25/22
                    valued at $873,118, FNR5 0% due 7/25/23 to 7/25/24
                    valued at $8,130,566, FNRA 0% due 12/25/15 to
                    06/25/26 valued at $6,581,896, FNRM 0% due
                    10/25/10 to 12/25/35 valued at $1,435,501,631,
                    GNRM 3.75% to 6.50% due 2/16/29 to 3/16/44 valued at
                    $212,369,949, GNRP 6% due 4/17/34 valued at
                    $1,358,490, GNRR 3.55% to 6.50% due 3/20/13 to
                    5/20/35 valued at $115,919,171)                                 4,098,000,000

    3,500,000,000   Deutsche Bank Securities Inc., 4.03%, dated 11/30/05,
                    due 12/1/05, repurchase proceeds at maturity
                    $3,500,391,806 (collateralized by FGRA 0% due 11/15/35
                    valued at $204,526,988, FGRM 4.0% to 5.50% due
                    10/15/15 to 11/15/35 valued at $755,536,141, FGPC 5%
                    due 10/1/20 valued at $85,595,758, FGST 0% to 5.398%
                    due 12/1/34 to 10/1/35 valued at $419,474,940, FMAR
                    3.673% to 4.77% due 4/1/33 to 6/1/35 valued at
                    $16,148,429 FNAR 2.888% to 5.191% due 11/1/33 to
                    10/1/35 valued at $651,670,124, FNMS 5.50% to 6.0%
                    due 3/1/18 to 3/1/35 valued at $590,296,985, FNRM 5%
                    to 5.5% due 3/25/19 to 9/25/24 valued at $295,959,031,
                    FNST 0% to 5% due 8/1/34 to 10/1/35 valued at
                    $574,225,825, GNRM 5.398% due 11/16/15 valued at
                    $11,565,780)                                                    3,500,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                       VALUE
     AMOUNT                                                                        (NOTE 1)
-----------------                                                            --------------------
                    REPURCHASE AGREEMENTS -- (CONTINUED)
$   1,500,000,000   Barclays Bank Inc., 4.03% dated 11/30/05, due 12/1/05,
                    repurchase proceeds at maturity $1,500,167,917
                    (collateralized by FGPC 4.5% to 6.5% due 7/1/14 to
                    12/1/35 valued at $189,812,022, FGRA 0% to 4.92% due
                    7/15/17 to 9/15/35 valued at $41,736,647, FGRM 4.33%
                    to 6% due 9/15/16 to 9/15/33 valued at $219,174,867,
                    FGST 6% due 2/1/35 valued at $8,440,937, FMAR
                    4.674% to 5.612% due 7/1/30 to 11/1/35 valued at
                    $52,780,767, FNAR 3.13% to 5.85% due 3/1/33 to
                    12/1/35 valued at $126,365,914, FNMS 4.5% to 7% due
                    8/1/12 to 12/1/35 valued at $648,489,261, FNRA 4.33%
                    to 4.537% due 3/25/18 to 10/25/35 valued at
                    $37,220,246, FNRM 4% to 6% due 10/25/13 to 6/25/35
                    valued at $177,239,617, GNRM 5% to 6% due 10/20/30
                    to 1/16/34 valued at $43,316,891)                        $      1,500,000,000
                                                                             --------------------
                    Total Repurchase Agreements (Cost $9,098,000,000)               9,098,000,000
                                                                             --------------------
                    TOTAL INVESTMENTS (COST $21,218,991,295)         102.7%        21,218,991,295
                    COMPREHENSIVE MANAGEMENT FEES PAYABLE              0.0^              (191,813)
                    DISTRIBUTION (12b-1) FEES PAYABLE                  0.0^               (36,935)
                    OTHER ASSETS, LESS LIABILITIES                    (2.7)          (556,901,679)
                                                                     -----   --------------------
                    NET ASSETS                                       100.0%  $     20,661,860,868
                                                                     =====   ====================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                    SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                    INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                    TO THE NET ASSETS OF EACH CLASS:

                    6,615,527,055 SHARES CLASS R                                         $   1.00
                                                                                         ========
                    11,769,012 SHARES CLASS 95                                           $   1.00
                                                                                         ========
                    94,871,176 SHARES CLASS 75                                           $   1.00
                                                                                         ========
                    18,403,245 SHARES CLASS 70                                           $   1.00
                                                                                         ========
                    709,408,033 SHARES CLASS TREASURER'S TRUST                           $   1.00
                                                                                         ========
                    29,683,104 SHARES CLASS 45                                           $   1.00
                                                                                         ========
                    4,486,300 SHARES CLASS 35                                            $   1.00
                                                                                         ========
                    494,983,216 SHARES CLASS 25                                          $   1.00
                                                                                         ========
                    291,096,557 SHARES CLASS 20                                          $   1.00
                                                                                         ========
                    87,751,260 SHARES CLASS 15                                           $   1.00
                                                                                         ========
                    463,506,970 SHARES CLASS 12                                          $   1.00
                                                                                         ========
                    11,840,374,940 SHARES CLASS 8                                        $   1.00
                                                                                         ========

----------
*  Variable rate instrument.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    THE RESERVE FUND -- U.S. GOVERNMENT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                       VALUE
     AMOUNT                                                                        (NOTE 1)
-----------------                                                            --------------------
                    GOVERNMENT AGENCY NOTES -- 9.9%
$       6,125,000   Fannie Mae, 2.00%, 2/28/06                               $          6,091,039
       20,000,000   Fannie Mae, 2.03%, 2/09/06                                         19,914,210
        3,415,000   Fannie Mae, 2.25%, 2/28/06                                          3,398,109
        8,000,000   Fannie Mae, 3.35%, 7/28/06                                          7,938,228
       46,108,000   Federal Home Loan Mortgage Corp., 1.875%, 2/15/06                  45,878,708
       21,107,000   Federal Home Loan Mortgage Corp., 2.00%, 2/23/06                   20,997,234
       50,000,000   Federal Home Loan Bank, 3.75%, 12/15/06                            49,979,494
       46,121,000   Federal National Mortgage Association,
                    5.50%, 12/15/06                                                    46,229,991
        5,455,000   Federal National Mortgage Association,
                    2.00%, 4/20/06                                                      5,403,178
       25,000,000   Federal National Mortgage Association, 4.0962%,
                    12/29/05                                                           24,999,124
                                                                             --------------------
                    Total Government Agency Notes
                    (Cost $230,829,315)                                               230,829,315
                                                                             --------------------

                    REPURCHASE AGREEMENTS -- 90.2%
      450,000,000   Bear Stearns & Co., Inc., 4.02%, dated 11/30/05, due
                    12/01/05, repurchase proceeds at maturity $450,050,250
                    (collateralized by FGRM 4.50% due 01/15/29 to 05/15/34
                    valued at $279,045,572, FNRM 0% due 03/25/29 to
                    08/25/35 valued at $184,458,567)                                  450,000,000
      800,000,000   Deutsche Bank Securities Inc., 4.00%, dated 11/30/05,
                    due 12/01/05, repurchase proceeds at maturity
                    $800,088,889 (collateralized by FNNT 3.00% due
                    12/15/06 to 07/10/23 valued at $58,125,167, FNSM
                    3.125% due 01/12/07 to 03/15/13 valued at $83,012,362,
                    FMNT 0% due 02/15/06 to 12/09/22 valued at
                    $116,451,587, FMDN 0% due 12/12/05 to 01/17/06 valued
                    at $22,399,705, FMFR 0% due 05/04/06 valued at
                    $10,065,020, FNPR 0% due 02/15/08 valued at
                    $13,546,800, FCOR 3.13% due 04/26/07 to 08/11/15
                    valued at $42,338,421, FCSB 4.35% due 10/20/08 to
                    09/01/20 valued at $45,788,874, FHLB 2.375% due
                    03/30/06 to 05/13/11 valued at $132,895,515, FHOR 0%
                    due 10/19/06 to 11/16/15 valued at $287,674,970)                  800,000,000
       80,000,000   Deutsche Bank Securities Inc., 4.22%, dated 11/30/05,
                    due 12/08/06, repurchase proceeds at maturity
                    $80,000,000 (collateralized by FMAR 5.048% due
                    10/01/33 valued at $86,143,625)                                    80,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                       VALUE
     AMOUNT                                                                        (NOTE 1)
-----------------                                                            --------------------
                    REPURCHASE AGREEMENTS -- (CONTINUED)
$      65,000,000   State Street Bank & Trust Co., 3.125%, dated 11/30/05,
                    due 12/01/05, repurchase proceeds at maturity
                    $65,007,078 (collateralized by FNMA 3.125% due
                    06/15/06 valued at $66,302,657)                          $         65,000,000
       80,000,000   Barclays Bank Inc., 4.20%, dated 11/30/05, due
                    02/01/06, repurchase proceeds at maturity $80,840,000
                    (collateralized by FGRA 4.47% due 07/15/35 valued at
                    $2,965,420, FGRM 5.00% due 05/15/17 to 11/15/24 valued
                    at $53,909,288, FNRM 4.50% due 04/25/27 valued at
                    $25,525,292)                                                       80,000,000
      622,000,000   Barclays Bank Inc., 4.01%, dated 11/30/05, due
                    12/01/05, repurchase proceeds at maturity $622,069,284
                    (collateralized by FNAR 3.341% due 06/01/33 to
                    11/01/35 valued at $37,559,800, FGRM 4.00% due
                    09/15/12 to 06/15/31 valued at $201,670,940, FGRA
                    4.22% due 03/15/23 valued at $15,638,947, FGPC 4.50%
                    due 04/01/19 to 07/01/20 valued at $35,352,403, FNRM
                    3.50% due 08/25/18 to 09/25/34 valued at $61,973,137,
                    FNMS 4.50% due 07/01/15 to 12/01/35 valued at
                    $247,144,733, GNRM 3.00% due 07/20/25 to 06/20/33
                    valued at $40,918,875)                                            622,000,000
                                                                             --------------------
                    Total Repurchase Agreements
                    (Cost $2,097,000,000)                                           2,097,000,000
                                                                             --------------------
                    TOTAL INVESTMENTS (COST $2,327,829,315)          100.1%         2,327,829,315

                    OTHER ASSETS LESS LIABILITIES                     (0.1%)           (2,515,549)
                                                                     -----   --------------------
                    NET ASSETS                                       100.0%  $      2,325,313,766
                                                                     =====   ====================

----------
*  Variable rate instrument.

                    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                    SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                    INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                    TO THE NET ASSETS OF EACH CLASS:

                    1,104,978,844 SHARES CLASS R                                         $   1.00
                                                                                         ========
                    93,442,783 SHARES CLASS TREASURER'S TRUST                            $   1.00
                                                                                         ========
                    13,089,107 SHARES CLASS 45                                           $   1.00
                                                                                         ========
                    11,169,637 SHARES CLASS 25                                           $   1.00
                                                                                         ========
                    105,243 SHARES CLASS 15                                              $   1.00
                                                                                         ========
                    77,602,573 SHARES CLASS 12                                           $   1.00
                                                                                         ========
                    1,024,925,579 SHARES CLASS 8                                         $   1.00
                                                                                         ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    THE RESERVE FUND -- U.S. TREASURY FUND

            STATEMENT OF NET ASSET -- NOVEMBER 30, 2005 (UNAUDITED)


    PRINCIPAL                                                                       VALUE
     AMOUNT                                                                        (NOTE 1)
-----------------                                                            --------------------
                    U.S. TREASURY BILLS -- 99.0%
$         700,000   U.S Treasury Bill 3.725% 12/1/05                         $            700,000
      245,000,000   U.S Treasury Bill 3.82% 12/8/05                                   244,816,867
      104,100,000   U.S. Treasury Bill 3.93% 12/15/05                                 103,942,115
       38,100,000   U.S Treasury Bill 3.78% 12/22/05                                   38,014,656
       38,300,000   U.S Treasury Bill 3.34% 1/5/06                                     38,163,157
       50,000,000   U.S. Treasury Bill 3.472% 12/29/05                                 49,867,972
                                                                             ---------------------
                    Total U.S. Treasury Bills (Cost $475,504,767)                     475,504,767
                                                                             ---------------------
                    TOTAL INVESTMENTS (COST $475,504,767)             99.0%           475,504,767
                    COMPREHENSIVE MANAGEMENT FEES PAYABLE              0.0^               (18,273)
                    DISTRIBUTION (12b-1) FEES PAYABLE                  0.0^                (3,763)
                    OTHER ASSETS, LESS LIABILITIES                     1.0              4,687,476
                                                                     -----
                    NET ASSETS                                       100.0%  $        480,170,207
                                                                     -----
                    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                    SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                    INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                    TO THE NET ASSETS OF EACH CLASS:

                    345,838,075 SHARES CLASS R                                           $   1.00
                                                                                         ========
                    96,322,155 SHARES CLASS TREASURER'S TRUST                            $   1.00
                                                                                         ========
                    1,389,747 SHARES CLASS 75                                            $   1.00
                                                                                         ========
                    1,292,731 SHARES CLASS 45                                            $   1.00
                                                                                         ========
                    10,369 SHARES CLASS 25                                               $   1.00
                                                                                         ========
                    50,332 SHARES CLASS 12                                               $   1.00
                                                                                         ========
                    35,268,375 SHARES CLASS 8                                            $   1.00
                                                                                         ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    GLOSSARY

FCSB  --  Farm Credit System Bond
FGRA  --  FHLMC Adjustable Rate REMIC
FGPC  --  FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRM  --  FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
          Certificates
FGSP  --  Freddie Mac Gold Strips - Principal Only
FHLMC --  Federal Home Loan Mortgage Corp.
FMFR  --  Freddie Mac Floating Rate Note
FMNT  --  Freddie Mac Fixed Rate Notes
FMPR  --  FHLMC -- Zero Coupon
FMRA  --  FHLMC REMIC
FMRM  --  Freddie Mac Remics Fixed Rate
FNAR  --  Fannie Mae Adjustable Rates
FNMA  --  Federal National Mortgage Association
FNMS  --  Federal Mortgage-Backed Pass-Through Securities
FNNT  --  Federal National Mortgage Association Medium Term Note
FNPR  --  Fannie Mae Strips -- Principal Component
FNRA  --  FNMA REMIC
FNRM  --  FNMA REMIC Mortgage-Backed Pass-Through Securities
FNR2  --  Fannie Mae Remics Second Issuance
FNR5  --  Fannie Mae Remics Fifth Issuance
FNSM  --  Federal National Mortgage Association (Debentures)
FNST  --  FNMA STRIPS
GNRM  --  GNMA Pass-Through Floating Rate Securities
GNRP  --  Federal Eligible GNMA REMIC
GNRR  --  PPC Eligible GNMA REMIC
REMIC --  Real Estate Mortgage Investment Conduit

----------
*  Variable Rate Instrument.
^  Amount is less than 0.05%.
+ The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                            STATEMENTS OF OPERATIONS

             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

                                                                           U.S.             U.S.
                                                         PRIMARY        GOVERNMENT        TREASURY
                                                          FUND             FUND             FUND
                                                     --------------   --------------   --------------
INTEREST INCOME (Note 1)                             $  308,832,503   $   33,486,829   $    7,320,560
                                                     --------------   --------------   --------------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
    Class R                                              25,055,393        3,915,185        1,311,610
    Class 95                                                 45,976               --               --
    Class 75                                                214,242               --            6,802
    Class 70                                                 45,994               --               --
    Class Treasurer's Trust                               1,978,319          244,926          259,168
    Class 45                                                 42,194           18,188            2,680
    Class 35                                                  8,012               --               --
    Class 25                                                659,627           12,362               13
    Class 20                                                255,232               --               --
    Class 15                                                 59,325              280               --
    Class 12                                              2,440,998           49,921                8
    Class 8                                               3,514,586          280,141           14,926
  DISTRIBUTION (12b-1) FEES:
    Class R                                               6,263,848          978,796          327,903
    Class 95                                                 12,260               --               --
    Class 75                                                 77,906               --            2,474
    Class 70                                                 18,398               --               --
  INTEREST EXPENSE                                           47,931               --               --
  OTHER EXPENSE                                              43,592            5,462            1,294
                                                     --------------   --------------   --------------
      Total expenses before waiver                       40,783,833        5,505,261        1,926,878
      Less: expenses waived (Note 2)                             --               --               --
                                                     --------------   --------------   --------------
Net Expenses                                             40,783,833        5,505,261        1,926,878
                                                     --------------   --------------   --------------
NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                                $  268,048,670   $   27,981,568   $    5,393,682
                                                     ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                               PRIMARY FUND
                                                 --------------------------------------
                                                      SIX MONTHS            YEAR
                                                        ENDED              ENDED
                                                     NOVEMBER 30,          MAY 31,
                                                         2005               2005
                                                 ------------------   -----------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                          $      268,048,670   $    246,012,933
                                                 ------------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
  Class R                                               (81,314,732)        (60,193,544)
  Class 95                                                 (160,259)           (162,324)
  Class 75                                               (1,129,352)           (798,945)
  Class 70                                                 (264,859)           (292,321)
  Class Treasurer's Trust                                (9,907,494)         (7,738,103)
  Class 45                                                 (300,469)           (241,762)
  Class 35                                                  (73,660)            (78,301)
  Class 25                                               (8,789,198)        (12,495,241)
  Class 20                                               (4,328,901)         (4,365,852)
  Class 15                                               (1,371,804)         (2,191,068)
  Class 12                                               (3,635,997)         (8,474,690)
  Class 8                                              (156,771,945)       (148,980,782)
                                                 ------------------   -----------------
Total dividends to shareholders                        (268,048,670)       (246,012,933)
                                                 ------------------   -----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                      174,305,506,198     250,951,076,104
  Dividends reinvested                                  265,932,079         194,280,930
  Cost of shares redeemed                          (166,113,769,871)   (258,598,498,567)
                                                 ------------------   -----------------
                                                      8,457,668,406      (7,453,141,533)
                                                 ------------------   -----------------
  Net increase (decrease) in net assets               8,457,668,406      (7,453,141,533)

NET ASSETS:
  Beginning of period                                12,204,192,462      19,657,333,995
                                                 ------------------   -----------------
  End of period                                  $   20,661,860,868   $  12,204,192,462
                                                 ==================   =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                           U.S. GOVERNMENT FUND                     U.S. TREASURY FUND
                                                   ------------------------------------    ------------------------------------
                                                      SIX MONTHS             YEAR             SIX MONTHS             YEAR
                                                        ENDED               ENDED               ENDED                ENDED
                                                        MAY 31,             MAY 31,             MAY 31,             MAY 31,
                                                         2005                2005                2005                2005
                                                   ----------------    ----------------    ----------------    ----------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                            $     27,981,568    $     19,471,674    $      5,393,682    $      4,673,327
                                                   ----------------    ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
  Class R                                               (12,572,398)         (9,219,775)         (3,627,182)         (2,829,445)
  Class 95                                                       --                  --                                      --
  Class 75                                                       --                  --             (30,414)            (39,853)
  Class 70                                                       --                  --                                      --
  Class Treasurer's Trust                                (1,214,139)           (864,601)         (1,129,426)         (1,064,044)
  Class 45                                                 (126,290)             (7,493)            (16,063)               (139)
  Class 35                                                       --                  --                                      --
  Class 25                                                 (170,560)           (667,016)               (153)               (408)
  Class 20
  Class 15                                                   (6,308)             (1,915)                                     --
  Class 12                                               (1,424,666)           (181,994)             (1,024)                 --
  Class 8                                               (12,467,207)         (8,528,880)           (590,997)           (739,438)
                                                   ----------------    ----------------    ----------------    ----------------
Total dividends to shareholders                         (27,981,568)        (19,471,674)         (5,395,259)         (4,673,327)
                                                   ----------------    ----------------    ----------------    ----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                        7,167,622,334      11,545,157,182       1,103,034,277       2,277,991,923
  Dividends reinvested                                   27,756,102          14,990,216           5,353,539           4,673,327
  Cost of shares redeemed                            (6,389,315,202)    (11,264,233,943)     (1,082,917,326)     (2,502,852,176)
                                                   ----------------    ----------------    ----------------    ----------------
                                                        806,063,234         295,913,455          25,470,490        (220,186,926)
                                                   ----------------    ----------------    ----------------    ----------------
  Net increase (decrease) in net assets                 806,063,234         295,913,455          25,468,913        (220,186,926)

NET ASSETS:
  Beginning of period                                 1,519,250,532       1,223,337,077         454,701,294         674,888,220
                                                   ----------------    ----------------    ----------------    ----------------
  End of period                                    $  2,325,313,766    $  1,519,250,532    $    480,170,207    $    454,701,294
                                                   ================    ================    ================    ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:

The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and divided into six (6) series (each a "Fund"): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund (which has not commenced operations) and U.S. Treasury II Fund (which has not commenced operations). These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds (collectively, the "Funds"). The Funds each offer twelve classes of shares: Class 8, Class 12, Class 15, Class 20, Class 25, Class 35, Class 45, Class Treasurer's Trust, Class 70, Class 75, Class 95 and Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or
     (2) the period remaining until the instrument's next rate adjustment.

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily based upon the relative proportion of net assets of each class.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Funds' investment adviser, follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities that are subject to repurchase agreements.

     F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

     G. During the fiscal year, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

Pursuant to a separate Investment Management Agreement (each an "Agreement") between RMCI and the Trust on behalf of each Fund, RMCI serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under each Agreement, RMCI is responsible for the supervision of the respective Fund's day-to-day operations, manages its investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Class R, Class 70, Class 75 and Class 95 Distribution Plans and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. Each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of each Fund according to the following schedule:

                                                                     TREASURER'S
CLASS 8  CLASS 12  CLASS 15  CLASS 20  CLASS 25  CLASS 35  CLASS 45     TRUST     CLASS 70  CLASS 75  CLASS 95  CLASS R
-------  --------  --------  --------  --------  --------  --------  -----------  --------  --------  --------  -------
0.08%      0.12%     0.15%     0.20%     0.25%     0.35%     0.45%      0.60%       0.50%     0.55%     0.75      0.80

Included in "Other assets, less liabilities" in the Statement of Net Assets of Primary Fund at May 31, 2005 are amounts due Primary Fund from RMCI in the amount of $16.7 million. Processing errors resulted in these amounts being held in bank accounts unrelated to the Fund but under the supervision of an RMCI affiliate. This amount was returned to Primary Fund on September 23, 2005 with interest in the amount of approximately $300,000 to be paid to Primary Fund as soon as practicable.

DISTRIBUTION ASSISTANCE:

The Funds have adopted Rule 12b-1 Distribution Plans (the "Distribution Plans") and have entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses is 0.20% per year of each such Class's average daily net assets.

(3)  COMPOSITION OF NET ASSETS:

At November 30, 2005, the composition of each Fund's net assets was as follows:

                                           PRIMARY         U.S. GOVERNMENT      U.S. TREASURY
                                            FUND                FUND                FUND
                                      -----------------   -----------------   -----------------
Par Value                             $      20,661,861   $       2,325,314   $         480,170
Additional Paid-in-Capital               20,641,199,007       2,322,988,452         479,690,037
                                      -----------------   -----------------   -----------------
Net Assets                            $  20,661,860,868   $   2,325,313,766   $     480,170,207
                                      =================   =================   =================

The tax basis of each Fund's net assets is the same as the basis for financial reporting at November 30, 2005. There was no undistributed net investment income for any of the Funds at November 30, 2005.

(4)  CAPITAL SHARE TRANSACTIONS:

For the six months ended November 30, 2005 and the year ended May 31, 2005, the capital share transactions of each Class of each Fund were as follows (at $1 per share):

                                                                   NOVEMBER 30, 2005
                                      ----------------------------------------------------------------------------
                                          CLASS R             CLASS 95            CLASS 75            CLASS 70
                                      ----------------    ----------------    ----------------    ----------------
PRIMARY FUND
Sold                                    12,606,462,276           6,315,939         250,270,745          11,067,804
Reinvested                                  80,745,059             159,230           1,120,533             263,123
Redeemed                               (12,058,820,298)         (7,812,649)       (212,237,374)        (12,367,028)
                                      ----------------    ----------------    ----------------    ----------------
Net Increase (Decrease)                    628,387,037          (1,337,480)         39,153,904          (1,036,101)
                                      ================    ================    ================    ================

                                        TREASURER'S
                                           TRUST              CLASS 45            CLASS 35            CLASS 25
                                      ----------------    ----------------    ----------------    ----------------
PRIMARY FUND
(CONTINUED)
Sold                                     2,012,238,232          57,982,963           5,197,305         223,899,612
Reinvested                                   9,838,631             297,466              73,194           8,736,402
Redeemed                                (1,922,331,002)        (46,179,164)         (4,454,813)       (289,908,548)
                                      ----------------    ----------------    ----------------    ----------------
Net Increase (Decrease)                     99,745,861          12,101,265             815,686         (57,272,534)
                                      ================    ================    ================    ================

                                          CLASS 20            CLASS 15            CLASS 12            CLASS 8
                                      ----------------    ----------------    ----------------    ----------------
PRIMARY FUND
(CONTINUED)
Sold                                       516,732,267         170,397,853       1,411,181,191     157,033,760,011
Reinvested                                   4,297,454           1,362,203           3,584,906         155,453,878
Redeemed                                  (496,442,691)       (145,877,644)     (1,141,358,897)   (149,775,979,763)
                                      ----------------    ----------------    ----------------    ----------------
Net Increase (Decrease)                     24,587,030          25,882,412         273,407,200       7,413,234,126
                                      ================    ================    ================    ================

                                                            TREASURER'S
                                          CLASS R              TRUST              CLASS 45            CLASS 25
                                      ----------------    ----------------    ----------------    ----------------
U.S. GOVERNMENT FUND
Sold                                     1,880,333,823         161,231,450          19,581,847          72,723,326
Reinvested                                  12,479,115           1,205,227             124,987             169,388
Redeemed                                (1,727,802,874)       (150,144,825)        (15,815,423)        (66,300,043)
                                      ----------------    ----------------    ----------------    ----------------
Net Increase                               165,010,064          12,291,852           3,891,411           6,592,671
                                      ================    ================    ================    ================

                                                              CLASS 15            CLASS 12             CLASS 8
                                                          ----------------    ----------------    ----------------
U.S. GOVERNMENT FUND (CONTINUED)
Sold                                                            18,922,000         105,100,311       4,909,729,577
Reinvested                                                           6,296           1,416,244          12,354,845
Redeemed                                                       (18,926,528)        (74,096,416)     (4,336,229,093)
                                                          ----------------    ----------------    ----------------
Net Increase                                                         1,768          32,420,139         585,855,329
                                                          ================    ================    ================

                                                            TREASURER'S
                                          CLASS R              TRUST              CLASS 75            CLASS 45
                                      ----------------    ----------------    ----------------    ----------------
U.S. TREASURY FUND
Sold                                       846,195,617         127,599,052          52,203,886           4,344,297
Reinvested                                   3,600,512           1,120,942              30,060              16,479
Redeemed                                  (817,868,789)       (126,429,016)        (52,291,374)         (3,078,228)
                                      ----------------    ----------------    ----------------    ----------------
Net Increase (Decrease)                     31,927,340           2,290,978             (57,428)          1,282,548
                                      ================    ================    ================    ================

                                                              CLASS 25            CLASS 12             CLASS 8
                                                          ----------------    ----------------    ----------------
U.S. TREASURY FUND (CONTINUED)
Sold                                                                     0              50,000          72,641,425
Reinvested                                                             389                 483             584,674
Redeemed                                                              (237)               (251)        (83,249,431)
                                                          ----------------    ----------------    ----------------
Net Increase (Decrease)                                                152              50,232         (10,023,332)
                                                          ================    ================    ================

                                                              FOR YEAR ENDED MAY 31, 2005
                                      ----------------------------------------------------------------------------
                                           CLASS R            CLASS 95            CLASS 75            CLASS 70
                                      ----------------    ----------------    ----------------    ----------------
PRIMARY FUND
Sold                                    20,317,040,980          19,478,849         250,458,815          24,810,896
Reinvested                                  60,193,544             162,324             798,945             292,321
Redeemed                               (20,457,289,010)        (22,497,206)       (202,377,304)        (32,242,742)
                                      ----------------    ----------------    ----------------    ----------------
Net Increase (Decrease)                    (80,054,486)         (2,856,033)         48,880,456          (7,139,525)
                                      ================    ================    ================    ================

                                        TREASURER'S
                                           TRUST              CLASS 45            CLASS 35            CLASS 25
                                      ----------------    ----------------    ----------------    ----------------
PRIMARY FUND
(CONTINUED)
Sold                                     2,779,477,935          88,088,407          14,780,502         350,322,888
Reinvested                                   7,738,103             241,762              78,301          12,495,241
Redeemed                                (2,621,233,736)        (86,780,202)        (16,239,341)     (1,158,996,938)
                                      ----------------    ----------------    ----------------    ----------------
Net Increase (Decrease)                    165,982,302           1,549,967          (1,380,538)       (796,178,809)
                                      ================    ================    ================    ================

                                           CLASS 20           CLASS 15            CLASS 12            CLASS 8
                                      ----------------    ----------------    ----------------    ----------------
PRIMARY FUND
(CONTINUED)
Sold                                     1,118,651,531         992,287,061       4,501,615,920     220,494,062,320
Reinvested                                   4,365,852           2,191,068           5,768,194          99,955,275
Redeemed                                  (856,507,971)     (1,069,271,200)     (4,645,431,393)   (227,429,631,524)
                                      ----------------    ----------------    ----------------    ----------------
Net Increase (Decrease)                    266,509,412         (74,793,071)       (138,047,279)     (6,835,613,929)
                                      ================    ================    ================    ================

                                                            TREASURER'S
                                           CLASS R             TRUST              CLASS 45            CLASS 25
                                      ----------------    ----------------    ----------------    ----------------
U.S. GOVERNMENT FUND
Sold                                     3,093,006,825         249,939,182           9,850,904         143,765,170
Reinvested                                   9,219,775             864,601               7,493             667,016
Redeemed                                (3,015,709,524)       (188,939,449)           (668,578)       (205,855,980)
                                      ----------------    ----------------    ----------------    ----------------
Net Increase (Decrease)                     86,517,076          61,864,334           9,189,819         (61,423,794)
                                      ================    ================    ================    ================

                                                              CLASS 15            CLASS 12            CLASS 8
                                                          ----------------    ----------------    ----------------
Sold                                                                    --          44,000,000       8,004,595,101
Reinvested                                                           1,915             181,994           4,047,422
Redeemed                                                                --                  --      (7,853,060,412)
                                                          ----------------    ----------------    ----------------
Net Increase (Decrease)                                              1,915          44,181,994         155,582,111
                                                          ================    ================    ================

                                                                                 AUGUST 16,
                                                                                   2004*
                                                                                 TO MAY 31,
                                                             TREASURER'S            2005
                                          CLASS R              TRUST              CLASS 75            CLASS 45
                                      ----------------    ----------------    ----------------    ----------------
U.S. TREASURY FUND
Sold                                     1,627,208,683         299,762,174          81,755,700                  --
Reinvested                                   2,829,445           1,064,044              39,853                 139
Redeemed                                (1,693,659,193)       (458,193,272)        (80,348,378)                 --
                                      ----------------    ----------------    ----------------    ----------------
Net Increase (Decrease)                    (63,621,065)       (157,367,054)          1,447,175                 139
                                      ================    ================    ================    ================

                                                              CLASS 25            CLASS 12            CLASS 8
                                                          ----------------    ----------------    ----------------
U.S. TREASURY FUND (CONTINUED)
Sold                                                            13,502,367                  --         255,762,999
Reinvested                                                             408                  --^^           739,438
Redeemed                                                       (13,502,616)                 --        (257,148,717)
                                                          ----------------    ----------------    ----------------
Net Increase (Decrease)                                                159                  --^^          (646,280)
                                                          ================    ================    ================

----------
*   Commencement of Class.
^^  Amount is less than $0.50.

(5) COMMITMENTS AND CONTINGENCIES:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(6) FINANCIAL HIGHLIGHTS:

Contained below is per share operating performance data for a share of beneficial interest outstanding of each Class of each Fund for each of the periods as indicated:

                                                                           CLASS R
                                 --------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                                    YEARS ENDED MAY 31,
                                 NOVEMBER 30,     ---------------------------------------------------------------------------
                                     2005            2005            2004            2003            2002            2001
                                 ------------     -----------     -----------     -----------     -----------     -----------
PRIMARY FUND
Net asset value at
  beginning of year              $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net investment income                  0.0130          0.0100          0.0011          0.0065          0.0187          0.0511
Dividends from net
  investment income                   (0.0130)        (0.0100)        (0.0011)        (0.0065)        (0.0187)        (0.0511)
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net asset value at
  end of year                    $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ============     ===========     ===========     ===========     ===========     ===========
Total Return                             1.30%           1.01%           0.11%           0.65%           1.90%           5.29%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  year (millions)                $    6,615.5     $   5,987.1     $   6,067.2     $   6,231.8     $   6,462.0     $   6,241.8
Ratio of expenses to
  average net assets                     1.00%(a)        1.00%           1.00%           1.00%           1.01%           1.00%
Ratios of expenses
  to average net assets,
  net of fee waivers                     1.00%(a)        1.00%           0.99%             (b)             (b)             (b)
Ratio of net investment
  income to average
  net assets                             2.62%(a)        1.00%           0.10%           0.64%           1.86%           5.11%

                                                                  CLASS 95
                                           ----------------------------------------------------
                                            SIX MONTHS                              AUGUST 12,
                                              ENDED             YEAR ENDED          2003* TO
                                           NOVEMBER 30,           MAY 31,            MAY 31,
                                               2005                2005               2004
                                           ------------        ------------        ------------
PRIMARY FUND
Net asset value at beginning of
  period                                   $     1.0000        $     1.0000        $     1.0000
                                           ------------        ------------        ------------
Net investment income                            0.0132              0.0105              0.0009
Dividends from net investment
  income                                        (0.0132)            (0.0105)            (0.0009)
                                           ------------        ------------        ------------
Net asset value at end of period           $     1.0000        $     1.0000        $     1.0000
                                           ============        ============        ============
Total Return                                       1.33%               1.06%               0.09%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)        $       11.8        $       13.1        $       16.0
Ratio of expenses to average net
  assets                                           0.95%(a)            0.95%               0.95%(a)
Ratio of net investment income to
  average net assets                               2.67%(a)            1.00%               0.14%(a)

                                                                           CLASS 75
                                 --------------------------------------------------------------------------------------------
                                  SIX MONTHS                                                                        MAY 29,
                                    ENDED                             YEARS ENDED MAY 31,                            2001*
                                 NOVEMBER 30,     -----------------------------------------------------------      TO MAY 31,
                                     2005            2005             2004            2003            2002            2001
                                 ------------     -----------     -----------     -----------     -----------     -----------
PRIMARY FUND
Net asset value at
  beginning of period            $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net investment income                  0.0142          0.0125          0.0035          0.0090          0.0213          0.0003
  Dividends from net
  investment income                   (0.0142)        (0.0125)        (0.0035)        (0.0090)        (0.0213)        (0.0003)
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net asset value at
  end of period                  $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ============     ===========     ===========     ===========     ===========     ===========
Total Return                             1.43%           1.27%           0.35%           0.90%           2.16%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)              $       94.9     $      55.7     $       6.8     $      14.1     $      23.5     $      34.7
Ratio of expenses to
  average net assets                     0.75%(a)        0.75%           0.75%           0.75%           0.76%           0.75%(a)
Ratio of net investment
  income to average net assets           2.87%(a)        1.33%           0.37%           0.95%           2.33%           3.97%(a)

                                                                 CLASS 70
                                           ----------------------------------------------------
                                            SIX MONTHS                               AUGUST 12,
                                              ENDED             YEAR ENDED           2003* TO
                                           NOVEMBER 30,           MAY 31,             MAY 31,
                                               2005                2005                2004
                                           ------------        ------------        ------------
PRIMARY FUND
Net asset value at beginning of
  period                                   $     1.0000        $     1.0000        $     1.0000
                                           ------------        ------------        ------------
Net investment income                            0.0145              0.0130              0.0029
Dividends from net investment
  income                                        (0.0145)            (0.0130)            (0.0029)
                                           ------------        ------------        ------------
Net asset value at end of period           $     1.0000        $     1.0000        $     1.0000
                                           ============        ============        ============
Total Return                                       1.46%               1.32%               0.29%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)        $       18.4        $       19.4        $       26.6
Ratio of expenses to average net
  assets                                           0.70%(a)            0.70%               0.70%(a)
Ratio of net investment income to
  average net assets                               2.92%(a)            1.26%               0.39%(a)

                                                                      TREASURER'S TRUST
                                 --------------------------------------------------------------------------------------------
                                  SIX MONTHS                                                                        MAY 29,
                                    ENDED                             YEARS ENDED MAY 31,                            2001*
                                 NOVEMBER 30,     -----------------------------------------------------------      TO MAY 31,
                                     2005             2005           2004            2003             2002            2001
                                 ------------     -----------     -----------     -----------     -----------     -----------
PRIMARY FUND
Net asset value at
  beginning of period            $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net investment income                  0.0150          0.0140          0.0050          0.0105          0.0228          0.0003
Dividends from net
  investment income                   (0.0150)        (0.0140)        (0.0050)        (0.0105)        (0.0228)        (0.0003)
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net asset value
  at end of period               $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ============     ===========     ===========     ===========     ===========     ===========
Total Return                             1.51%           1.42%           0.50%           1.06%           2.32%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)              $      709.4     $     609.7     $     443.7     $     497.4     $     510.0     $     224.5
Ratio of expenses to
  average net assets                     0.60%(a)        0.60%           0.60%           0.60%           0.60%           0.60%(a)
Ratio of net investment
  income to average net assets           3.02%(a)        1.49%           0.50%           1.04%           2.05%           4.12%(a)

                                                                           CLASS 45
                                 --------------------------------------------------------------------------------------------
                                  SIX MONTHS                                                                        MAY 29,
                                    ENDED                             YEARS ENDED MAY 31,                            2001*
                                 NOVEMBER 30,     -----------------------------------------------------------      TO MAY 31,
                                     2005             2005           2004            2003             2002            2001
                                 ------------     -----------     -----------     -----------     -----------     -----------
PRIMARY FUND
Net asset value at
  beginning of period            $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net investment income                  0.0157          0.0155          0.0065          0.0120          0.0243          0.0004
Dividends from net
  investment income                   (0.0157)        (0.0155)        (0.0065)        (0.0120)        (0.0243)        (0.0004)
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net asset value at
  end of period                  $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ============     ===========     ===========     ===========     ===========     ===========
Total Return                             1.58%           1.57%           0.65%           1.21%           2.48%           0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)              $       29.7     $      17.6     $      16.0     $      13.5     $      23.1     $       7.4
Ratio of expenses to
  average net assets                     0.45%(a)        0.45%           0.45%           0.45%           0.45%           0.45%(a)
Ratio of net investment
  income to average net assets           3.17%(a)        1.58%           0.65%           1.23%           2.13%           4.27%(a)

                                                                              CLASS 35
                                                --------------------------------------------------------------------
                                                 SIX MONTHS                                               JULY 1,
                                                   ENDED                YEARS ENDED MAY 31,                2002*
                                                NOVEMBER 30,        ---------------------------          TO MAY 31,
                                                    2005               2005             2004                2003
                                                ------------        -----------     -----------         ------------
PRIMARY FUND
Net asset value at beginning of period          $     1.0000        $    1.0000     $    1.0000         $     1.0000
                                                ------------        -----------     -----------         ------------
Net investment income                                 0.0162             0.0165          0.0050               0.0075
Dividends from net investment
  income                                             (0.0162)           (0.0165)        (0.0050)             (0.0075)
                                                ------------        -----------     -----------         ------------
Net asset value at end of period                $     1.0000        $    1.0000     $    1.0000         $     1.0000
                                                ============        ===========     ===========         ============
Total Return                                            1.64%              1.68%           0.51%                0.76%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $        4.5        $       3.7     $       5.1         $        0.0^
Ratio of expenses to average
  net assets                                            0.35%(a)           0.35%           0.35%(a)+            0.35%(a)+
Ratio of net investment income
  to average net assets                                 3.27%(a)           1.49%           0.74%(a)+            1.45%(a)+

                                                                           CLASS 25
                                 --------------------------------------------------------------------------------------------
                                  SIX MONTHS                                                                        MAY 29,
                                    ENDED                             YEARS ENDED MAY 31,                            2001*
                                 NOVEMBER 30,     -----------------------------------------------------------      TO MAY 31,
                                     2005             2005           2004            2003             2002            2001
                                 ------------     -----------     -----------     -----------     -----------     -----------
PRIMARY FUND
Net asset value at
  beginning of period            $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net investment income                  0.0167          0.0175          0.0085          0.0140          0.0263          0.0004
Dividends from
  net investment income               (0.0167)        (0.0175)        (0.0085)        (0.0140)        (0.0263)        (0.0004)
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net asset value at
  end of period                  $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ============     ===========     ===========     ===========     ===========     ===========
Total Return                             1.69%           1.78%           0.86%           1.42%           2.69%           0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)              $      495.0     $     552.3     $   1,348.4     $   1,524.7     $   2,113.4     $     442.0
Ratio of expenses to
  average net assets                     0.25%(a)        0.25%           0.25%           0.25%           0.25%           0.25%(a)
Ratio of net investment
  income to average net assets           3.37%(a)        1.65%           0.84%           1.41%           2.31%           4.47%(a)

                                                                                   CLASS 20
                                                               -------------------------------------------------
                                                                SIX MONTHS                          FEBRUARY 17,
                                                                  ENDED             YEAR ENDED        2004* TO
                                                               NOVEMBER 30,           MAY 31,          MAY 31,
                                                                   2005                2005             2004
                                                               ------------        ------------     ------------
PRIMARY FUND
Net asset value at beginning of period                         $     1.0000        $     1.0000     $     1.0000
                                                               ------------        ------------     ------------
Net investment income                                                0.0170              0.0180           0.0025
Dividends from net investment income                                (0.0170)            (0.0180)         (0.0025)
                                                               ------------        ------------     ------------
Net asset value at end of period                               $     1.0000        $     1.0000     $     1.0000
                                                               ============        ============     ============
Total Return                                                           1.71%               1.83%            0.26%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                            $      291.1        $      266.5     $        0.0^
Ratio of expenses to average net assets                                0.20%(a)            0.20%            0.20%(a)
Ratio of net investment income to average net assets                   3.42%(a)            1.86%            0.89%(a)

                                                                          CLASS 15
                                      --------------------------------------------------------------------------------
                                       SIX MONTHS                                                           JULY 30,
                                         ENDED                        YEARS ENDED MAY 31,                    2001*
                                      NOVEMBER 30,        -------------------------------------------          TO
                                          2005                2005            2004            2003            2002
                                      ------------        -----------     -----------     -----------     ------------
PRIMARY FUND
Net asset value at
  beginning of period                 $     1.0000        $    1.0000     $    1.0000     $    1.0000     $     1.0000
                                      ------------        -----------     -----------     -----------     ------------
Net investment income                       0.0172             0.0185          0.0095          0.0150           0.0205
Dividends from net
  investment income                        (0.0172)           (0.0185)        (0.0095)        (0.0150)         (0.0205)
                                      ------------        -----------     -----------     -----------     ------------
Net asset value at end of period      $     1.0000        $    1.0000     $    1.0000     $    1.0000     $     1.0000
                                      ============        ===========     ===========     ===========     ============
Total Return                                  1.74%              1.88%           0.96%           1.52%            2.08%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)                   $       87.8        $      61.9     $     136.7     $     692.0     $       34.1
Ratio of expenses to
  average net assets                          0.15%(a)           0.15%           0.15%           0.15%            0.15%(a)
Ratio of net investment income to
  average net assets                          3.47%(a)           1.57%           0.95%           1.30%            2.07%(a)

                                                                                   CLASS 12
                                                               -------------------------------------------------
                                                                SIX MONTHS                            JUNE 25,
                                                                  ENDED             YEAR ENDED        2003* TO
                                                               NOVEMBER 30,           MAY 31,          MAY 31,
                                                                   2005                2005             2004
                                                               ------------        ------------     ------------
PRIMARY FUND
Net asset value at beginning of period                         $     1.0000        $     1.0000     $     1.0000
                                                               ------------        ------------     ------------
Net investment income                                                0.0174              0.0188           0.0090
Dividends from net investment income                                (0.0174)            (0.0188)         (0.0090)
                                                               ------------        ------------     ------------
Net asset value at end of period                               $     1.0000        $     1.0000     $     1.0000
                                                               ============        ============     ============
Total Return                                                           1.75%               1.92%            0.91%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                            $      463.5        $      190.1     $      328.1
Ratio of expenses to average net assets                                0.12%(a)            0.12%            0.12%(a)
Ratio of net investment income to average net assets                   3.50%(a)            1.81%            0.97%(a)

                                                                           CLASS 8
                                      --------------------------------------------------------------------------------
                                       SIX MONTHS                                                           JULY 27,
                                         ENDED                        YEARS ENDED MAY 31,                   2001* TO
                                      NOVEMBER 30,        -------------------------------------------        MAY 31,
                                          2005                2005            2004            2003            2002
                                      ------------        -----------     -----------     -----------     ------------
PRIMARY FUND
Net asset value at beginning of
  period                              $     1.0000        $    1.0000     $    1.0000     $    1.0000     $     1.0000
                                      ------------        -----------     -----------     -----------     ------------
Net investment income                       0.0176             0.0193          0.0102          0.0157           0.0214
Dividends from net investment
  income                                   (0.0176)           (0.0193)        (0.0102)        (0.0157)         (0.0214)
                                      ------------        -----------     -----------     -----------     ------------
Net asset value at end of period      $     1.0000        $    1.0000     $    1.0000     $    1.0000     $     1.0000
                                      ============        ===========     ===========     ===========     ============
Total Return                                  1.77%              1.97%           1.03%           1.59%            2.17%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)   $   11,840.4        $   4,427.1     $  11,262.8     $   5,304.3     $    2,818.3
Ratio of expenses to average
  net assets                                  0.08%(a)           0.08%           0.08%           0.08%            0.08%(a)
Ratio of expenses to average
  net assets net of                            .08%(a)           0.07%           0.08%           0.08%            0.08%(a)
fee waivers
Ratio of net investment income to
  average net assets                          3.54%(a)           1.72%           1.02%           1.45%            2.25%(a)

                                                                                CLASS R
                                      -----------------------------------------------------------------------------------------
                                      SIX MONTHS
                                         ENDED                                     YEARS ENDED MAY 31,
                                      NOVEMBER 30,        ----------------------------------------------------------------------
                                          2005               2005           2004           2003          2002            2001
                                      ------------        ----------     ----------     ----------     ----------     ----------
U.S. GOVERNMENT FUND
Net asset value at
  beginning of year                   $     1.0000        $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                      ------------        ----------     ----------     ----------     ----------     ----------
Net investment income                       0.0128            0.0102         0.0010         0.0050         0.0149         0.0493
Dividends from net
  investment income                        (0.0128)          (0.0102)       (0.0010)       (0.0050)       (0.0149)       (0.0493)
                                      ------------        ----------     ----------     ----------     ----------     ----------
Net asset value at
  end of year                         $     1.0000        $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                      ============        ==========     ==========     ==========     ==========     ==========
Total Return                                  1.29%             1.03%          0.10%          0.50%          1.50%          5.12%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  year (millions)                     $    1,105.0        $    940.0     $    853.5     $    846.7     $    902.3     $    887.1
Ratio of expenses to
  average net assets                          1.00%(a)          1.00%          1.00%          1.00%          1.01%          1.01%
Ratio of expenses to average net
  assets net of fee waivers                   1.00%(a)          1.00%          0.98%            (b)            (b)            (b)
Ratio of net investment income to
  average net assets                          2.59%(a)          1.04%          0.10%          0.50%          1.44%          4.93%

                                                                         TREASURER'S TRUST
                                 --------------------------------------------------------------------------------------------
                                  SIX MONTHS                                                                        MAY 29,
                                     ENDED                            YEARS ENDED MAY 31,                          2001* TO
                                 NOVEMBER 30,     -----------------------------------------------------------       MAY 31,
                                     2005             2005            2004            2003            2002           2001
                                 ------------     -----------     -----------     -----------     -----------     -----------
U.S. GOVERNMENT FUND
Net asset value at
  beginning of period            $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net investment income                  0.0148          0.0142          0.0049          0.0090          0.0189          0.0003
Dividends from net
  investment income                   (0.0148)        (0.0142)        (0.0049)        (0.0090)        (0.0189)        (0.0003)
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net asset value at
  end of period                  $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ============     ===========     ===========     ===========     ===========     ===========
Total Return                             1.49%           1.44%           0.49%           0.91%           1.91%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)              $       93.4     $      81.2     $      19.3     $       6.5     $       4.0     $      15.6
Ratio of expenses to
  average net assets                     0.60%(a)        0.60%           0.60%           0.60%           0.60%           0.60%(a)
Ratio of net investment
  income to average net assets           2.99%(a)        1.64%           0.48%           0.83%           2.16%           3.47%(a)

                                                                            CLASS 45
                                 --------------------------------------------------------------------------------------------
                                  SIX MONTHS                                                                        MAY 29,
                                     ENDED                            YEARS ENDED MAY 31,                          2001* TO
                                 NOVEMBER 30,     -----------------------------------------------------------       MAY 31,
                                     2005             2005            2004            2003            2002           2001
                                 ------------     -----------     -----------     -----------     -----------     -----------
U.S. GOVERNMENT FUND
Net asset value at
  beginning of period            $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net investment income                  0.0156          0.0157          0.0064          0.0105          0.0203          0.0003
Dividends from net
  investment income                   (0.0156)        (0.0157)        (0.0064)        (0.0105)        (0.0203)        (0.0003)
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net asset value at
  end of period                  $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ============     ===========     ===========     ===========     ===========     ===========
Total Return                             1.57%           1.59%           0.64%           1.06%           2.06%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)              $       13.1     $       9.2     $       0.0^    $       5.8     $       0.4     $       4.4
Ratio of expenses to
  average net assets                     0.45%(a)        0.45%           0.44%           0.45%           0.45%           0.45%(a)
Ratio of net
  investment income to average           3.14%(a)        2.36%           0.66%           0.86%           0.73%           3.62%(a)
  net assets

                                                                          CLASS 25
                                 --------------------------------------------------------------------------------------------
                                 SIX MONTHS                                                                        MAY 29,
                                    ENDED                             YEARS ENDED MAY 31,                          2001* TO
                                 NOVEMBER 30,     -----------------------------------------------------------       MAY 31,
                                    2005              2005           2004            2003            2002            2001
                                 ------------     -----------     -----------     -----------     -----------     -----------
U.S. GOVERNMENT FUND
Net asset value at
  beginning of period            $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net investment income                  0.0166          0.0177          0.0084          0.0125          0.0224          0.0003
Dividends from net
  investment income                   (0.0166)        (0.0177)        (0.0084)        (0.0125)        (0.0224)        (0.0003)
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net asset value at
  end of period                  $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ============     ===========     ===========     ===========     ===========     ===========
Total Return                             1.67%           1.80%           0.84%           1.27%           2.28%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)              $       11.2     $       4.6     $      66.0     $      50.1     $      90.7     $       3.8
Ratio of expenses to
  average net assets                     0.25%(a)        0.25%           0.25%           0.25%           0.25%           0.25%(a)
Ratio of net investment
 income to average net assets            3.34%(a)        1.44%           0.83%           1.28%           1.71%           3.82%(a)

                                                                            CLASS 15
                                                ----------------------------------------------------------------
                                                 SIX MONTHS                                         NOVEMBER 18,
                                                   ENDED                 YEARS ENDED MAY 31,         2002* TO
                                                NOVEMBER 30,        ---------------------------       MAY 31,
                                                    2005               2005            2004            2003
                                                ------------        -----------     -----------     ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period          $     1.0000        $    1.0000     $    1.0000     $     1.0000
                                                ------------        -----------     -----------     ------------
Net investment income                                 0.0171             0.0187          0.0094           0.0061
Dividends from net investment income                 (0.0171)           (0.0187)        (0.0094)         (0.0061)
                                                ------------        -----------     -----------     ------------
Net asset value at end of period                $     1.0000        $    1.0000     $    1.0000     $     1.0000
                                                ============        ===========     ===========     ============
Total Return                                            1.72%              1.90%           0.94%            0.61%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $        0.1        $       0.1     $       0.1     $        0.1
Ratio of expenses to average net assets                 0.15%(a)           0.15%           0.15%            0.15%(a)
Ratio of net investment income to average net
  assets                                                3.44%(a)           1.87%           0.93%            1.17%(a)

                                                                    CLASS 12
                                                ------------------------------------------------
                                                 SIX MONTHS             YEAR        FEBRUARY 24,
                                                   ENDED               ENDED          2004* TO
                                                NOVEMBER 30,           MAY 31,         MAY 31,
                                                    2005                2005            2004
                                                ------------        -----------     ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period          $     1.0000        $    1.0000     $     1.0000
                                                ------------        -----------     ------------
Net investment income                                 0.0172             0.0190           0.0025
Dividends from net investment income                 (0.0172)           (0.0190)         (0.0025)
                                                ------------        -----------     ------------
Net asset value at end of period                $     1.0000        $    1.0000     $     1.0000
                                                ============        ===========     ============
Total Return                                            1.74%              1.94%            0.25%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $       77.6        $      45.2     $        1.0
Ratio of expenses to average net assets                 0.12%(a)           0.12%            0.13%(a)
Ratio of net investment income to average net
  assets                                                3.47%(a)           2.12%            0.96%(a)

                                                                            CLASS 8
                                                ----------------------------------------------------------------
                                                 SIX MONTHS                                           JUNE 7,
                                                   ENDED                 YEARS ENDED MAY 31,         2002* TO
                                                NOVEMBER 30,        ---------------------------       MAY 31,
                                                    2005               2005            2004            2003
                                                ------------        -----------     -----------     ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period          $     1.0000        $    1.0000     $    1.0000     $     1.0000
                                                ------------        -----------     -----------     ------------
Net investment income                                 0.0174             0.0194          0.0101           0.0142
Dividends from net investment income                 (0.0174)           (0.0194)        (0.0101)         (0.0142)
                                                ------------        -----------     -----------     ------------
Net asset value at end of period                $     1.0000        $    1.0000     $    1.0000     $     1.0000
                                                ============        ===========     ===========     ============
Total Return                                            1.76%              1.98%           1.01%            1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $    1,024.9        $     439.1     $     283.5     $       49.1
Ratio of expenses to average net assets                 0.08%(a)           0.08%           0.08%            0.08%(a)
Ratio of net investment income to average net
  assets                                                3.51%(a)           1.98%           1.00%            1.20%(a)

                                                                               CLASS R
                                      -------------------------------------------------------------------------------------------
                                       SIX MONTH
                                         ENDED                                     YEARS ENDED MAY 31,
                                      NOVEMBER 30,        ----------------------------------------------------------------------
                                          2005               2005           2004           2003           2002            2001
                                      ------------        ----------     ----------     ----------     ----------     ----------
U.S. TREASURY FUND
Net asset value at
  beginning of year                   $     1.0000        $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                      ------------        ----------     ----------     ----------     ----------     ----------
Net investment income                       0.0111            0.0083         0.0009         0.0047         0.0166         0.0468
Dividends from net
  investment income                        (0.0111)          (0.0083)       (0.0009)       (0.0047)       (0.0166)       (0.0468)
                                      ------------        ----------     ----------     ----------     ----------     ----------
Net asset value at
  end of year                         $     1.0000        $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                      ============        ==========     ==========     ==========     ==========     ==========
Total Return                                  1.11%             0.83%          0.09%          0.47%          1.68%          4.82%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  year (millions)                     $      345.8        $    313.9     $    377.5     $    356.2     $    344.3     $    401.2
Ratio of expenses to
  average net assets                          1.00%(a)          1.00%          1.00%          1.00%          1.00%          1.04%
Ratios of expenses to
  average net assets net
  of fee waivers                              1.00%(a)          0.99%          0.89%          1.00%          0.97%          0.99%
Ratio of net investment
  income to average
  net assets                                  2.22%(a)          0.80%          0.09%          0.47%          1.64%          4.68%

                                                                     TREASURER'S TRUST
                                 --------------------------------------------------------------------------------------------
                                  SIX MONTHS                                                                         MAY 29,
                                    ENDED                               YEARS ENDED MAY 31,                           2001*
                                 NOVEMBER 30,     -----------------------------------------------------------      TO MAY 31,
                                     2005            2005             2004            2003            2002            2001
                                 ------------     -----------     -----------     -----------     -----------     -----------
U.S. TREASURY FUND
Net asset value at
  beginning of period            $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net investment income                  0.0131          0.0121          0.0039          0.0086          0.0203          0.0003
Dividends from net
  investment income                   (0.0131)        (0.0121)        (0.0039)        (0.0086)        (0.0203)        (0.0003)
                                 ------------     -----------     -----------     -----------     -----------     -----------
Net asset value at
  end of period                  $     1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                 ============     ===========     ===========     ===========     ===========     ===========
Total Return                             1.32%           1.23%           0.39%           0.87%           2.06%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)              $       96.3     $      94.0     $     251.4     $     281.9     $     257.9     $      28.4
Ratio of expenses to
  average net assets                     0.60%(a)        0.60%           0.60%           0.60%           0.61%           0.60%(a)
Ratio of net investment
  income to average
  net assets                             2.62%(a)        1.17%           0.39%           0.85%           1.44%           3.44%(a)

                                                  CLASS 75                                       CLASS 45
                                      --------------------------------        ----------------------------------------------
                                       SIX MONTHS          AUGUST 16,          SIX MONTHS                        AUGUST 7,
                                         ENDED                2004*              ENDED          YEAR ENDED          2003*
                                      NOVEMBER 30,         TO MAY 31,         NOVEMBER 30,        MAY 31,        TO MAY 31,
                                          2005                2005                2005             2005             2004
                                      ------------        ------------        ------------     ------------     ------------
U.S TREASURY FUND
Net asset value at beginning
  of period                           $     1.0000        $     1.0000        $     1.0000     $     1.0000     $     1.0000
                                      ------------        ------------        ------------     ------------     ------------
Net investment income from
  investment operations                     0.0123              0.0100              0.0138           0.0137           0.0043
Dividends from net
  investment income                        (0.0123)            (0.0100)            (0.0138)         (0.0137)         (0.0043)
                                      ------------        ------------        ------------     ------------     ------------
Net asset value at end
  of period                           $     1.0000        $     1.0000        $     1.0000     $     1.0000     $     1.0000
                                      ============        ============        ============     ============     ============
Total Return                                  1.24%               1.01%               1.39%            1.38%            0.43%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                          $        1.4        $        1.4        $        1.3     $        0.0^    $        0.0^
Ratio of expenses to
  average net assets                          0.75%(a)            0.76%(a)            0.45%            0.45%            0.43%(a)
Ratio of net investment
  income to average
  net assets                                  2.47%(a)            1.39%(a)            2.77%            1.38%            0.54%(a)

                                                                   CLASS 25
                                              -------------------------------------------------
                                               SIX MONTHS                           AUGUST 7,
                                                 ENDED             YEAR ENDED         2003*
                                              NOVEMBER 30,           MAY 31,        TO MAY 31,
                                                  2005                2005            2004
                                              ------------        ------------     ------------
U.S TREASURY FUND
Net asset value at beginning of period        $     1.0000        $     1.0000     $     1.0000
                                              ------------        ------------     ------------
Net investment income from
  investment operations                             0.0148              0.0156           0.0058
Dividends from net investment income               (0.0148)            (0.0156)         (0.0058)
                                              ------------        ------------     ------------
Net asset value at end of period              $     1.0000        $     1.0000     $     1.0000
                                              ============        ============     ============
Total Return                                          1.49%               1.59%            0.58%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)           $        0.0        $        0.0^    $        0.0^
Ratio of expenses to average net assets               0.25%(a)            0.25%            0.26%(a)
Ratio of net investment income to
  average net assets                                  2.96%(a)            1.66%            0.71%(a)

                                                                   CLASS 12
                                              -------------------------------------------------
                                               SIX MONTHS                          FEBRUARY 24,
                                                 ENDED             YEAR ENDED         2004*
                                              NOVEMBER 30,           MAY 31,        TO MAY 31,
                                                  2005                2005            2004
                                              ------------        ------------     ------------
U.S TREASURY FUND
Net asset value at beginning of period        $     1.0000        $     1.0000     $     1.0000
                                              ------------        ------------     ------------
Net investment income from
  investment operations                             0.0155              0.0170           0.0022
Dividends from net investment income               (0.0155)            (0.0170)         (0.0022)
                                              ------------        ------------     ------------
Net asset value at end of period              $     1.0000        $     1.0000     $     1.0000
                                              ============        ============     ============
Total Return                                          1.56%               1.72%            0.22%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)           $        0.0        $        0.0^    $        0.0^
Ratio of expenses to average net assets               0.12%(a)            0.12%            0.12%(a)
Ratio of net investment income
  to average net assets                               3.10%(a)            1.78%            0.83%(a)

                                                                               CLASS 8
                                                --------------------------------------------------------------------
                                                 SIX MONTHS                                                JUNE 7,
                                                   ENDED                YEARS ENDED MAY 31,                 2002*
                                                NOVEMBER 30,        ---------------------------          TO MAY 31,
                                                    2005                2005            2004                2003
                                                ------------        -----------     -----------         ------------
U.S TREASURY FUND
Net asset value at beginning
  of period                                     $     1.0000        $    1.0000     $    1.0000         $     1.0000
                                                ------------        -----------     -----------         ------------
Net investment income from
  investment operations                               0.0158             0.0173          0.0091               0.0143
Dividends from net
  investment income                                  (0.0158)           (0.0173)        (0.0091)             (0.0143)
                                                ------------        -----------     -----------         ------------
Net asset value at end
  of period                                     $     1.0000        $    1.0000     $    1.0000         $     1.0000
                                                ============        ===========     ===========         ============
Total Return                                            1.59%              1.77%           0.91%                1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $       35.2        $      45.3     $      45.9         $       10.4
Ratio of expenses to average net assets                 0.08%(a)           0.08%           0.08%                0.08%(a)
Ratio of net investment income
  to average net assets                                 3.14%(a)           1.69%           0.90%                1.12%(a)

----------
*    Inception of Class Operations.
+ The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.
^    Amount is less than $500,000.
(a)  Annualized.
(b)  As there were no fee waivers during the period, this is not applicable.

(7)  OTHER MATTERS:

Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

                                EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2005 and held for the entire period ending November 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                      JUNE 1, 2005          NOVEMBER 30, 2005     DURING PERIOD*
                                 -----------------------   --------------------   --------------
PRIMARY FUND CLASS R
Actual                                 $ 1,000.00               $ 1,006.52            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 95
Actual                                 $ 1,000.00               $ 1,006.67            $ 4.76
Hypothetical                           $ 1,000.00               $ 1,020.07            $ 5.00

* Expenses are equal to the Fund's expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                      JUNE 1, 2005          NOVEMBER 30, 2005     DURING PERIOD*
                                 -----------------------   --------------------   --------------
PRIMARY FUND CLASS 75
Actual                                 $ 1,000.00               $ 1,007.17            $ 3.76
Hypothetical                           $ 1,000.00               $ 1,021.12            $ 3.95

* Expenses are equal to the Fund's expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 70
Actual                                 $ 1,000.00               $ 1,007.32            $ 3.51
Hypothetical                           $ 1,000.00               $ 1,021.38            $ 3.69

* Expenses are equal to the Fund's expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS TREASURER'S TRUST
Actual                                 $ 1,000.00               $ 1,007.57            $ 3.01
Hypothetical                           $ 1,000.00               $ 1,021.91            $ 3.16

* Expenses are equal to the Fund's expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 45
Actual                                 $ 1,000.00               $ 1,007.92            $ 2.26
Hypothetical                           $ 1,000.00               $ 1,022.70            $ 2.37

* Expenses are equal to the Fund's expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 35
Actual                                 $ 1,000.00               $ 1,008.22            $ 1.75
Hypothetical                           $ 1,000.00               $ 1,023.23            $ 1.84

* Expenses are equal to the Fund's expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 25
Actual                                 $ 1,000.00               $ 1,008.47            $ 1.25
Hypothetical                           $ 1,000.00               $ 1,023.75            $ 1.32

* Expenses are equal to the Fund's expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 20
Actual                                 $ 1,000.00               $ 1,008.57            $ 1.00
Hypothetical                           $ 1,000.00               $ 1,024.02            $ 1.05

* Expenses are equal to the Fund's expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 15
Actual                                 $ 1,000.00               $ 1,008.72            $ 0.75
Hypothetical                           $ 1,000.00               $ 1,024.28            $ 0.79

* Expenses are equal to the Fund's expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                      JUNE 1, 2005          NOVEMBER 30, 2005     DURING PERIOD*
                                 -----------------------   --------------------   --------------
PRIMARY FUND CLASS 12
Actual                                 $ 1,000.00               $ 1,008.77            $ 0.60
Hypothetical                           $ 1,000.00               $ 1,024.44            $ 0.63

* Expenses are equal to the Fund's expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 8
Actual                                 $ 1,000.00               $ 1,008.87            $ 0.40
Hypothetical                           $ 1,000.00               $ 1,024.65            $ 0.42

* Expenses are equal to the Fund's expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS R
Actual                                 $ 1,000.00               $ 1,006.47            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS TREASURER'S TRUST
Actual                                 $ 1,000.00               $ 1,007.47            $ 3.01
Hypothetical                           $ 1,000.00               $ 1,021.91            $ 3.16

* Expenses are equal to the Fund's expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 45
Actual                                 $ 1,000.00               $ 1,007.87            $ 2.26
Hypothetical                           $ 1,000.00               $ 1,022.70            $ 2.37

* Expenses are equal to the Fund's expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 25
Actual                                 $ 1,000.00               $ 1,008.37            $ 1.25
Hypothetical                           $ 1,000.00               $ 1,023.75            $ 1.32

* Expenses are equal to the Fund's expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 15
Actual                                 $ 1,000.00               $ 1,008.62            $ 0.75
Hypothetical                           $ 1,000.00               $ 1,024.28            $ 0.79

* Expenses are equal to the Fund's expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 12
Actual                                 $ 1,000.00               $ 1,008.72            $ 0.60
Hypothetical                           $ 1,000.00               $ 1,024.44            $ 0.63

* Expenses are equal to the Fund's expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                                      JUNE 1, 2005          NOVEMBER 30, 2005     DURING PERIOD*
                                 -----------------------   --------------------   --------------
U.S. GOVERNMENT FUND CLASS 8
Actual                                 $ 1,000.00               $ 1,008.82            $ 0.40
Hypothetical                           $ 1,000.00               $ 1,024.65            $ 0.42

* Expenses are equal to the Fund's expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS R
Actual                                 $ 1,000.00               $ 1,005.57            $ 5.01
Hypothetical                           $ 1,000.00               $ 1,019.81            $ 5.26

* Expenses are equal to the Fund's expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 75
Actual                                 $ 1,000.00               $ 1,006.22            $ 3.76
Hypothetical                           $ 1,000.00               $ 1,021.12            $ 3.95

* Expenses are equal to the Fund's expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS TREASURER'S TRUST
Actual                                 $ 1,000.00               $ 1,006.62            $ 3.01
Hypothetical                           $ 1,000.00               $ 1,021.91            $ 3.16

* Expenses are equal to the Fund's expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 45
Actual                                 $ 1,000.00               $ 1,006.97            $ 2.26
Hypothetical                           $ 1,000.00               $ 1,022.70            $ 2.37

* Expenses are equal to the Fund's expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 25
Actual                                 $ 1,000.00               $ 1,007.47            $ 1.25
Hypothetical                           $ 1,000.00               $ 1,023.75            $ 1.32

* Expenses are equal to the Fund's d expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 12
Actual                                 $ 1,000.00               $ 1,007.82            $ 0.60
Hypothetical                           $ 1,000.00               $ 1,024.44            $ 0.63

* Expenses are equal to the Fund's expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 8
Actual                                 $ 1,000.00               $ 1,007.93            $ 0.40
Hypothetical                           $ 1,000.00               $ 1,024.65            $ 0.42

* Expenses are equal to the Fund's expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

        APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

The Investment Management Agreements are renewed annually if approved by the Trustees and by a separate vote of a majority of the non-interested Trustees. Each Investment Management Agreement may be terminated without penalty, upon sixty (60) days' written notice by RMCI or by a vote of the Trustees or of a majority of the outstanding voting shares of a Fund. The Board met on June 30, 2005, to consider the approval of the Investment Management Agreements with RMCI. At that meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, so concluded and voted to recommend each Investment Management Agreement to the respective Fund's shareholders for their approval (where applicable).

NATURE, EXTENT AND QUALITY OF SERVICE

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

COMPARATIVE FEE AND EXPENSES

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Funds ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of each Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

COMPARATIVE PERFORMANCE

The Trustees noted that each of the Funds slightly underperformed relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers. For example, the Funds do not invest in commercial paper and typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

PROFITABILITY

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

BREAKPOINTS AND ECONOMIES OF SCALE

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

OTHER BENEFITS

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Investment Management Agreements with respect to each Fund.

SUBSEQUENT EVENTS

The Independent Trustees met on September 22, 2005 to reconsider their previous determinations regarding the Investment Management Agreements in light of certain deficiencies in internal controls identified by RMCI related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due certain of funds in the Reserve/Hallmark complex. The Independent Trustees were advised that these matters had previously been discussed with the Audit Committee and the Funds' independent auditors and that RMCI has instituted additional procedures to enhance its internal controls for the Funds and committed to continue to strengthen the Funds' overall control environment. The Independent Trustees were further advised that the identified deficiencies had no material impact to shareholders, fund net asset value or Fund performance.

The Independent Trustees expressed concern about the quality of certain non-advisory services provided by RMCI but were satisfied with steps RMCI had taken and had committed to take. Based on consideration of all factors they deemed relevant, including the steps taken by RMCI and RMCI's commitment to continue to strengthen the overall control environment, the Independent Trustees reaffirmed their previous determinations to approve the Investment Management Agreements.

                             CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers LLP informed management that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers LLP issued reports on the Fund's financial statements as of May 31, 2004 and May 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005, none of the events enumerated in paragraphs (1)(v)(B) through (D) of Item 304(a) of Regulation S-K occurred.

As part of its report dated September 26, 2005 filed as an exhibit to the Funds' Form N-SAR filed on September 28, 2005, PricewaterhouseCoopers, LLP advised management the Trust had failed to protect its assets by failing to identify and collect amounts due to the Trust. In addition, PricewaterhouseCoopers, LLP noted that bank accounts were not reconciled adequately and that procedures were not adequate to ensure compliance with Internal Revenue Code requirements necessary to eliminate tax at the fund level. These conditions have been corrected.

The Funds have selected KPMG, LLP as their new auditors as of December 28, 2005.

The Funds provided PricewaterhouseCoopers, LLP with a copy of these disclosures and have requested PricewaterhouseCoopers, LLP to furnish the Funds with a letter addressed to the Commission stating whether it agrees with the statements made by the Funds herein and, if not, stating the respects in which it does not agree. A copy of such letter is filed as an exhibit to the Trust's most recently filed Form N-SAR.

[THE RESERVE LOGO]

     A TRADITION OF FINANCIAL INNOVATION(SM)


GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.                   RF/SEMI-ANNUAL 11/05
the Quaker(R) Reserve
Money Market Account

offered by
The Reserve Funds




Semi-Annual Report

November 30, 2005



Quaker Reserve Money-Market I
Quaker Reserve Money-Market II

                                THE RESERVE FUND
                             RESERVE PRIMARY II FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          NOVEMBER 30, 2005 (UNAUDITED)

ASSETS:
Investment in Reserve Primary Fund - Class 8
 (524,735 shares; Cost* $524,735)                                        $     524,735
Dividends receivable from affiliate                                                 58
                                                                         -------------
Total Assets                                                                   524,793
                                                                         -------------
LIABILITIES:
Comprehensive management fee payable                                             3,932
Distribution (12b-1) fee payable                                                 3,739
Income Dividend Payable                                                             40
Other Liabilities                                                                    2
                                                                         -------------
Total Liabilities                                                                7,713
                                                                         -------------

NET ASSETS                                                               $     517,080
                                                                         =============
NET ASSETS WERE COMPRISED OF**:
   PAR VALUE                                                             $         517
   ADDITIONAL PAID-IN CAPITAL                                                  516,563
                                                                         -------------
TOTAL NET ASSETS                                                         $     517,080
                                                                         =============
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH
   CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
   OUTSTANDING, AND EQUIVALENT TO THE NET ASSETS OF EACH CLASS:

   306,641 SHARES  - CLASS QUAKER I                                      $        1.00
                                                                         =============

   210,439 SHARES - CLASS QUAKER II                                      $        1.00
                                                                         =============

* The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.
** The tax basis of the Fund's assets is the same as the basis for financial reporting.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                             STATEMENT OF OPERATIONS
                          NOVEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME (Note 1):
  Dividends from Reserve Primary Fund                                                         $    9,259
                                                                                              ----------
EXPENSES (Note 2):
  Comprehensive management fee                                                                     2,067
  Distribution (12b-1) fee:
    Class Quaker I                                                                                   317
    Class Quaker II                                                                                1,317
Other expense                                                                                          2
                                                                                              ----------
Total expenses before waiver                                                                       3,703
Expenses waived                                                                                     (206)
                                                                                              ----------
                                                                                                   3,497
                                                                                              ----------
NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations     $    5,762
                                                                                              ==========

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 AND THE YEAR ENDED MAY 31, 2005

                                                                               NOVEMBER 30,        MAY 31,
                                                                                   2005             2005
                                                                               ------------     ------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
   Net investment income                                                       $      5,762     $      3,009
                                                                               ------------     ------------
DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
   Net investment income:
    Class Quaker I                                                                   (3,334)          (1,802)
    Class Quaker II                                                                  (2,428)          (1,207)
                                                                               ------------     ------------
                                                                                     (5,762)          (3,009)
                                                                               ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
   Proceeds from sale of shares - Class Quaker I shares                             192,476          659,938
   Proceeds from sale of shares - Class Quaker II shares                            190,494          270,110
   Dividends reinvested - Class Quaker I shares                                       3,273            1,802
   Dividends reinvested - Class Quaker II shares                                      2,448            1,207
   Cost of shares redeemed - Class Quaker I shares                                  (85,771)        (696,662)
   Cost of shares redeemed - Class Quaker II shares                                (193,313)        (537,170)
                                                                               ------------     ------------
                                                                                    109,607         (300,775)
                                                                               ------------     ------------
   Net increase (decrease) in net assets                                            109,607         (300,775)

NET ASSETS:
   Beginning of period                                                              407,473          708,248
                                                                               ------------     ------------
   End of period                                                               $    517,080     $    407,473
                                                                               ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"), as an open-end management investment Company. The Reserve Primary II Fund (the "Fund") is a series of the Trust. The Fund invests all of its assets in Class 8 shares of the Primary Fund (the "Primary Fund")another series of the Trust. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and are divided into six (6) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund (which has not commenced operations) and U.S Treasury II Fund (which has not commenced operations). These financial statements and notes apply only to two classes of the Fund, Quaker Reserve Money-Market I ("QRI") and Quaker Reserve Money-Market II ("QRII").

     B. Investments are valued at the net asset value of the Primary Fund Class 8 shares.

     C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Income is accrued daily and security premium or discount is amortized or accreted daily. The Fund allocates investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) on a daily basis based upon the relative proportion of net assets of each class. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

     E. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Trust on behalf of the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. For its services as Investment Adviser RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund. Shareholders do not pay comprehensive management fees at both the Fund and Primary Fund levels. The comprehensive management fees incurred at the Fund level are reduced by the comprehensive management fees incurred by the Primary Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquires and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent cost. Excluded from the definition of administrative and customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and expenses, other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share. Certain Trustees and Officers of the Trust and Fund are also Officers of RMCI. For the six months ended November 30, 2005, the Fund accrued $2,067 in comprehensive management fees, of which $101 and $105 for QRI and QRII, respectively, was voluntarily waived.

     DISTRIBUTION ASSISTANCE:

     The Trust, on behalf of the Fund, has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") and has entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% and 1.00% of the average net assets of Class QRI and Class QRII, respectively, per year. For the six months ended November 30, 2005, the Fund accrued $1,634 in distribution fees, of which $0 was voluntarily waived.

(3)  CONCENTRATION OF INVESTORS:

     The Fund is currently used primarily as a vehicle into which cash balances of customers of the Quaker Funds are invested.

(4)  COMMITMENTS AND CONTINGENCIES:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(5)  FINANCIAL HIGHLIGHTS:

     Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated.

                                                                                 QRI
                                                                -------------------------------------
                                                                SIX MONTHS ENDED        YEAR ENDED
                                                                  NOVEMBER 30,            MAY 31,
                                                                      2005                 2005
                                                                ----------------     ----------------
     Net asset value at beginning of period                     $         1.0000     $         1.0000
                                                                ----------------     ----------------
     Net investment income from investment operations                     0.0128               0.0097
     Less dividends from net investment income                           (0.0128)             (0.0097)
                                                                ----------------     ----------------
     Net asset value at end of period                           $         1.0000     $         1.0000
                                                                ================     ================

     Total Return                                                           1.29%                0.98%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (thousands)                       $          306.6     $          196.7
     Ratio of expenses to average net assets before waiver *                1.05%                1.05%
     Ratio of expenses to average net assets after waiver *                 0.97%                0.96%
     Ratio of net investment income to average net assets                   3.36%                1.02%

                                                                                QRII
                                                                -------------------------------------
                                                                SIX MONTHS ENDED        YEAR ENDED
                                                                  NOVEMBER 30,            MAY 31,
                                                                      2005                 2005
                                                                ----------------     ----------------
     Net asset value at beginning of period                     $         1.0000     $         1.0000
                                                                ----------------     ----------------
     Net investment income from investment operations                     0.0091               0.0037
     Less dividends from net investment income                           (0.0091)             (0.0037)
                                                                ----------------     ----------------
     Net asset value at end of period                           $         1.0000     $         1.0000
                                                                ================     ================

     Total Return                                                           0.91%                0.37%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (thousands)                       $          210.4     $          210.8
     Ratio of expenses to average net assets before waiver *                1.80%                1.80%
     Ratio of expenses to average net assets after waiver *                 1.72%                1.54%
     Ratio of net investment income to average net assets                   1.14%                0.27%

     * Does not include expenses of the Reserve Primary Fund Class 8.

(6)  OTHER MATTERS

     Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

                         EXPENSE EXAMPLE (UNAUDITED)

     As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at June 1, 2005 and held for the entire period ending November 30, 2005.

     ACTUAL EXPENSES

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                    BEGINNING ACCOUNT VALUE      ENDING ACCOUNT VALUE
                                          JUNE 1, 2005             NOVEMBER 30, 2005        EXPENSES PAID DURING PERIOD*
                                          ------------             -----------------        ----------------------------
QUAKER I RESERVE - MONEY MARKET

Actual                                    $   1,000.00             $        1,006.47               $        4.86

Hypothetical                              $   1,000.00             $        1,019.96               $        5.11

* Expenses are equal to the Fund's expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

QUAKER II RESERVE - MONEY MARKET

Actual                                    $   1,000.00             $        1,004.49               $        8.62

Hypothetical                              $  1 ,000.00             $        1,016.02               $        9.05

* Expenses are equal to the Fund's expense ratio of 1.72%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                   (UNAUDITED)
        APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

The Investment Management Agreements are renewed annually if approved by the Trustees and by a separate vote of a majority of the non-interested Trustees. Each Investment Management Agreement may be terminated without penalty, upon sixty (60) days' written notice by RMCI or by a vote of the Trustees or of a majority of the outstanding voting shares of a Fund. The Board met on June 30, 2005, to consider the approval of the Investment Management Agreements with RMCI. At that meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, so concluded and voted to recommend each Investment Management Agreement to the respective Fund's shareholders for their approval (where applicable).

NATURE, EXTENT AND QUALITY OF SERVICE

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

COMPARATIVE FEE AND EXPENSES

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Funds ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of each Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

COMPARATIVE PERFORMANCE

The Trustees noted that each of the Funds slightly underperformed relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers. For example, the Funds do not invest in commercial paper and typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

PROFITABILITY

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

BREAKPOINTS AND ECONOMIES OF SCALE

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

OTHER BENEFITS

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Investment Management Agreements with respect to each Fund.

                               SUBSEQUENT EVENTS

The Independent Trustees met on September 22, 2005 to reconsider their previous determinations regarding the Investment Management Agreements in light of certain deficiencies in internal controls identified by RMCI related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due certain of funds in the Reserve/Hallmark complex. The Independent Trustees were advised that these matters had previously been discussed with the Audit Committee and the Funds' independent auditors and that RMCI has instituted additional procedures to enhance its internal controls for the Funds and committed to continue to strengthen the Funds' overall control environment. The Independent Trustees were further advised that the identified deficiencies had no material impact to shareholders, fund net asset value or Fund performance.

     The Independent Trustees expressed concern about the quality of certain non-advisory services provided by RMCI but were satisfied with steps RMCI had taken and had committed to take. Based on consideration of all factors they deemed relevant, including the steps taken by RMCI and RMCI's commitment to continue to strengthen the overall control environment, the Independent Trustees reaffirmed their previous determinations to approve the Investment Management Agreements.

                             CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers, LLP informed us that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers, LLP issued reports on the Fund's financial statements as of May 31, 2004 and May 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers, LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers, LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005 none of the events enumerated in paragraphs (1)(v)(B) through (D) of Item 304(a) of Regulation S-K occurred.

As part of its report dated July 30, 2004 filed as an exhibit to the Funds' Form N-SAR filed on August 2, 2004, PricewaterhouseCoopers, LLP advised management that with regard to the Primary II Fund cash and investment reconciliations were not being prepared. These conditions have been corrected.

As part of its report dated September 26, 2005 filed as an exhibit to the Funds' Form N-SAR filed on September 28, 2005, PricewaterhouseCoopers, LLP advised management the Trust had failed to protect its assets by failing to identify and collect amounts due to the Trust. In addition, PricewaterhouseCoopers, LLP noted that bank accounts were not reconciled adequately and that procedures were not adequate to ensure compliance with Internal Revenue Code requirements necessary to eliminate tax at the fund level. These conditions have been corrected.

The Funds have selected KPMG, LLP as their new auditors as of December 28, 2005.

The Funds provided PricewaterhouseCoopers, LLP with a copy of these disclosures and have requested PricewaterhouseCoopers, LLP to furnish the Funds with a letter addressed to the Commission stating whether it agrees with the statements made by the Funds herein and, if not, stating the respects in which it does not agree. A copy of such letter is filed as an exhibit to the Trust's most recently filed Form N-SAR.

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

The Quaker Reserve Money Market Account is offered by The Reserve Funds through Citco-Quaker Fund Services, Inc. Shares offered are shares of The Reserve Funds.


The Quaker Funds
www.quakerfunds.com
800.220.8888


Distributor - Resrv Partners, Inc.
QMSA 113005
11/05

ITEM 2.   CODE OF ETHICS.

Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Reserve Fund

By:       /s/ Bruce R. Bent II
          ---------------------
          Name:  Bruce R. Bent II
          Title: Co-Chief Executive Officer

Date:     February 3, 2006

By:       /s/ Arthur T. Bent III
          ----------------------
          Name:  Arthur T. Bent III
          Title: Co-Chief Executive Officer

Date:     February 3, 2006


          Pursuant to the requirements of the Securities Exchange Act of 1934,as amended and the Investment Company Act of 1940, as amended this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/ Bruce R. Bent II
          ---------------------
          Name:  Bruce R. Bent II
          Title: Co-Chief Executive Officer

Date:     February 3, 2006


By:       /s/ Arthur T. Bent III
          ----------------------
          Name:  Arthur T. Bent III
          Title: Co-Chief Executive Officer

Date:     February 3, 2006


By:       /s/ Bruce R. Bent
          -----------------
          Name:  Bruce R. Bent
          Title: Treasurer and Chief Financial Officer

Date:     February 3, 2006